Property, Plant and Equipment - Composition of and Movement in Net Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	€ 23,714	€ 22,725
Additions	3,700	4,289
Depreciation	(4,055)	(4,133)
Disposals	(69)	(63)
Impairments	(3)	(59)
Transfers and others	(170)	(209)
Translation differences and hyperinflation adjustments	(173)	1,127
Business combina-tions		37
Property, plant and equipment at end of period	22,944	23,714
Total additions of property, plant and equipment	3,741
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,641	2,660
Additions	21	25
Depreciation	(206)	(216)
Disposals	(21)	(22)
Impairments	0	(12)
Transfers and others	145	104
Translation differences and hyperinflation adjustments	(64)	97
Business combina-tions		5
Property, plant and equipment at end of period	2,516	2,641
Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	18,165	17,752
Additions	1,123	1,323
Depreciation	(3,650)	(3,707)
Disposals	(14)	(28)
Impairments	0	(43)
Transfers and others	2,399	1,908
Translation differences and hyperinflation adjustments	(76)	933
Business combina-tions		27
Property, plant and equipment at end of period	17,947	18,165
Furniture, tools and other items
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	576	552
Additions	136	74
Depreciation	(199)	(210)
Disposals	4	(1)
Impairments	0	(1)
Transfers and others	112	132
Translation differences and hyperinflation adjustments	(11)	26
Business combina-tions		4
Property, plant and equipment at end of period	618	576
PP&E in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,332	1,761
Additions	2,420	2,867
Depreciation	0	0
Disposals	(38)	(12)
Impairments	(3)	(3)
Transfers and others	(2,826)	(2,353)
Translation differences and hyperinflation adjustments	(22)	71
Business combina-tions		1
Property, plant and equipment at end of period	€ 1,863	€ 2,332